Notes relating to the consolidated interim statement of financial position (Tables)	12 Months Ended
Dec. 31, 2018
Notes relating to the consolidated statement of financial position
Schedule of Intangible assets

(in thousands of €)
Opening balance as on January 1, 2016
Cost	€72
Accumulated amortization	(65)
Book value at the beginning of the year	7
Movements
Additions	21
Amortization	(11)
Balance as on December 31, 2016
Cost	93
Accumulated amortization	(76)
Book value at year end	17
Movements
Additions	6
Amortization	(10)
Balance as on December 31, 2017
Cost	99
Accumulated amortization	(86)
Book value at year end	13
Movements
Additions	62
Cost of disposals	(2)
Amortization	(19)
Accumulated depreciation on disposals	2
Balance as on December 31, 2018
Cost	159
Accumulated amortization	(103)
Book value at year end	€56

Schedule of Property, plant and equipment

		Office and lab	Lease
(in thousands of €)	IT equipment	equipment	equipment	Total
Opening balance as on January 1, 2016
Cost	€93	€1,179	€	€1,272
Accumulated depreciation	(66)	(957)		(1,023)
Book value at the beginning of the year	27	222		249
Movements
Additions	115	725		840
Depreciation	(38)	(285)		(323)
Closing balance as on December 31, 2016
Cost	208	1,904		2,112
Accumulated depreciation	(104)	(1,242)		(1,346)
Book value at year end	104	662		766
Movements
Additions	25	321		346
Cost of disposals	—	(69)		(69)
Depreciation	(53)	(372)		(425)
Accumulated depreciation on disposals	—	58		58
Closing balance as on December 31, 2017
Cost	233	2,156	—	2,389
Accumulated depreciation	(157)	(1,556)	—	(1,713)
Book value at year end	76	600	—	676
Movements
Additions	111	259	253	623
Cost of disposals	(12)	(34)		(46)
Depreciation	(64)	(399)	(11)	(474)
Accumulated depreciation on disposals	12	34		46
Closing balance as on December 31, 2018
Cost	331	2,381	253	2,965
Accumulated depreciation	(209)	(1,921)	(11)	(2,141)
Book value at year end	€122	€460	€242	€824

Schedule of Research and development incentive receivables

	Year Ended
	December 31,
(in thousands of €)	2018	2017	2016
Research and development incentive receivables—current	€301	€158	€163
Research and development incentive receivables—non-current	4,883	3,033	2,046
	€5,184	€3,191	€2,209

Schedule of Restricted cash

	Year Ended
	December 31,
(in thousands of €)	2018	2017	2016
Non‑current restricted cash
Rental guarantees	€251	€256	€244
Escrow account > 1 year	—	—	905
Total non‑current	€251	€256	€1,149
Current restricted cash
Escrow account < 1 year	1,692	1,692	786
Total restricted cash	€1,943	€1,948	€1,935

Schedule of Trade and other receivables

	Year Ended
	December 31,
(in thousands of €)	2018	2017	2016
VAT receivable	€496	€317	€278
Trade receivables	214	845	1,118
Other receivables	455	750	—
Interest receivable	556	—	6
VLAIO grant receivable	1,165	930	568
	€2,886	€2,842	€1,970

Schedule of Cash and cash equivalents

	Year Ended
	December 31,
(in thousands of €)	2018	2017	2016
Cash equivalents	€217,626	€25,000	€54,500
Cash and bank balances	63,414	165,867	35,397
	€281,040	€190,867	€89,897

Schedule of Shareholders' capital

Number of shares outstanding on January 1, 2016	15,802,767
Private placement (Federated Investment) on January 20, 2016	1,480,420
Exercise of options in February 2016	2,200
Exercise of options in March 2016	10,000
Exercise of options in Apil 2016	10,000
Exercise of options in May 2016	33,092
Private placement (Sunflower) on June 1, 2016	2,703,000
Exercise of options in September 2016	70,000
Exercise of options in October 2016	15,000
Number of shares outstanding on December 31, 2016	20,126,479
U.S. initial public offering on Nasdaq on May 17, 2017	5,865,000
Over-allotment option exercised by underwriters on May 19, 2017	879,750
Exercise of options in August 2017	5,000
Exercise of options in September 2017	15,000
Exercise of options in October 2017	1,400
Exercise of options in November 2017	106,782
U.S. second public offering on Nasdaq on December 13, 2017	4,440,000
Over-allotment option exercised by underwriters on December 14, 2017	666,000
Exercise of options in December 2017	75,230
Number of shares outstanding on December 31,2017	32,180,641
Exercise of options in January 2018	111,727
Exercise of options in March 2018	113,075
Exercise of options in April 2018	34,039
Exercise of options in May 2018	5,900
Exercise of options in June 2018	5,393
Exercise of options in July 2018	469
Exercise of options in August 2018	2,300
Exercise of options in September 2018	5,913
U.S. third public offering on Nasdaq on September 18, 2018	3,475,000
Exercise of options in October 2018	556
Exercise of options in November 2018	9,768
Exercise of options in December 2018	30,531
Number of shares outstanding on December 31,2018	35,975,312

Schedule of Sharebased payment arrangements

	Exercise price	Outstanding
	per stock	stock options on
	options	December 31,
Expiry date	(in €)	2018	2017	2016
2020	€3.95	18,200	36,960	112,738
2021	3.95	—	2,850	3,800
2023	2.44	294,400	314,593	360,787
2024	2.44	117,733	135,890	169,926
2024	3.95	6,895	15,692	55,746
2024	7.17	407,061	516,100	522,500
2024	2.44	26,970	83,820	83,820
2025	11.44	39,000	39,000	39,000
2025	10.34	3,000	3,000	3,000
2025	9.47	226,323	235,514	235,733
2026	11.38	50,415	60,000	60,000
2026	11.47	257,616	282,310	283,360
2026	14.13	315,102	362,126	363,226
2027	18.41	114,019	120,536	—
2027	21.17	628,292	653,825	—
2023	80.82	94,600	—	—
2028	80.82	75,450	—	—
2023/2028 (1)	€86.32	861,575	—	—
		3,536,651	2,862,216	2,293,636

Schedule of number and weighted average exercise prices of share options roll forward

	2018		2017		2016
	Number of	Weighted average	Number of	Weighted average	Number of	Weighted average
	stock options	exercise price	stock options	exercise price	stock options	exercise price
Outstanding at January 1	2,862,216	€11.54	2,293,636	€7.72	1,752,926	€5.37
Granted	1,040,475	85.37	774,361	20.74	712,176	12.82
Exercised	(319,671)	7.02	(203,412)	3.46	(140,292)	3.52
Forfeited	(46,369)	30.44	(2,369)	12.52	(31,174)	10.90
Outstanding at December 31,	3,536,651	33.42	2,862,216	11.54	2,293,636	7.72
Exercisable at December 31,	1,859,315	€9.62	1,598,829	€6.80	1,257,091	€4.68

Schedule of weighted average remaining contractual life for each range of exercise price:

		Weighted average
		remaining
	Outstanding on	contractual life
Exercise price (in €)	December 31,2018	(in years)
2.44-3.95	464,198	4.83
7.17-9.47	633,384	6.32
10.34-14.13	665,133	7.61
18.41-21.17	742,311	8.88
80.82-86.32	1,031,625	9.44

Schedule of parameters used in relation to the new grants

Below is an overview of the parameters used in relation to the grants during 2018:

Stock options granted in	June 2018	Dec 2018
Number of options granted	178,900	861,575
Average fair value of options (in EUR)	€32.12	€44.49
Share price (in EUR)	€72.00	€82.20
Exercise price (in EUR)	€80.82	€86.32
Expected volatility	45.5%	46.2%
Average expected option life (in years) (1)	7.36	10
Risk‑free interest rate	0.72%	0.77%
Expected dividends	—%	—%
(1)

On December 21, 2018, the Company granted a total of 861,575 stock options. The beneficiary can choose between a contractual term of five or ten years. The average expected option life is currently estimated at ten years. This estimate will be reassessed once the acceptance period of 60 days has passed and the beneficiaries will have made a choice between a contractual term of five or ten years. The total fair value of the grant would range from €27.7 million (100% of the stock options at an expected option life of five years) to €38.3 million (100% of the stock options at an expected option life of ten years).

Below is an overview of the parameters used in relation to the grants during 2017:

Stock options granted in	June 2017	Dec 2017
Number of options granted	120,536	653,825
Average fair value of options (in EUR)	€7.90	€37.10
Share price (in EUR)	€17.76	€53.50
Exercise price (in EUR)	€18.41	€21.17
Expected volatility	36.6%	36.1%
Average expected option life (in years)	10	10
Risk‑free interest rate	0.61%	0.53%
Expected dividends	—%	—%

Below in an overview of the parameter used in relation to the grants during 2016:

Stock options granted in	May 2016	June 2016	Dec 2016
Number of options granted	288,950	60,000	363,226
Average fair value of options (in EUR)	€5.32	€5.46	€7.25
Share price (in EUR)	€11.10	€11.36	€14.96
Exercise price (in EUR)	€11.47	€11.38	€14.13
Expected volatility	40.2%	39.6%	38.0%
Average expected option life (in years)	10	10	10
Risk‑free interest rate	0.52%	0.46%	0.67%
Expected dividends	—%	—%	—%

Schedule of Defined benefit plans

(in thousands of €)	2018	2017	2016
Defined benefit obligation	€1,277	€1,007	€670
Fair value of plan assets	1,270	982	669
Deficit / surplus (−) of funded obligations	7	25	1
Net liability (asset)	€7	€25	€1

Schedule of movement in the defined benefit obligation, plan assets, net liability and asset

(in thousands of €)	2018	2017	2016
Defined benefit obligation at January 1	€1,007	€670	€486
Service cost	336	352	113
Interest expense	15	11	6
Contributions by plan participants	(116)	(148)	(64)
Actuarial gains (-) / losses (+)	35	124	131
Benefits paid / transfers out	—	(2)	(2)
Defined benefit obligation at December 31	€1,277	€1,007	€670

(in thousands of €)	2018	2017	2016
Fair value of plan assets at January 1	€982	€669	€486
Interest income	16	10	7
Administrative costs & taxes	(32)	(46)	(19)
Contributions by company & participants	328	423	176
Contributions by plan participants	(116)	(148)	(64)
Actuarial gains (+) / losses (-)	92	76	85
Benefits paid / transfers out	—	(2)	(2)
Fair value of plan assets at December 31	€1,270	€982	€669

Schedule of Actuarial assumption

Actuarial assumption	2018	2017	2016
Discount rate	1.3%	1.3%	1.3%

Schedule of Sensitivity analyses

Sensitivity analysis	Change in	Impact on defined‑
(in thousands of €)	assumption	benefit obligation		%
Discount rate	-1.00%	Increase by	198.1	15.51%
Discount rate	1.00%	Decrease by	57.1	(4.47)%

Schedule of Trade and other payables

	Year Ended
	December 31,
(in thousands of €)	2018	2017	2016
Trade payables	€6,007	€4,395	€4,385
Accruals for invoices to be received	18,145	4,046	5,444
Short‑term employee benefits	12,920	6,844	2,362
	€37,072	€15,285	€12,191